Related party transactions	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Related party transactions

Note 25 Related party transactions
Related parties
Related parties include associated companies, post-employment benefit plans for the benefit of our employees, key management personnel (KMP), the Board of Directors (Directors), close family members of KMP and Directors, and entities which are, directly or indirectly, controlled by, jointly controlled by or significantly influenced by KMP, Directors or their close family members.
Key management personnel and Directors
KMP are defined as those persons having authority and responsibility for planning, directing and controlling our activities, directly or indirectly. They include the senior members of our organization called the Group Executive (GE). The GE is comprised of the President and Chief Executive Officer, and the Chief Officers and Group Heads, who report directly to him. The Directors do not plan, direct, or control the activities of the entity; they oversee the management of the business and provide stewardship.
Compensation of Key management personnel and Directors

	For the year ended

(Millions of Canadian dollars)	October 31 2021	October 31 2020 (1)
Salaries and other short-term employee benefits (2)	$19	$21
Post-employment benefits (3)	3	2
Share-based payments	35	32
	$57	$55

(1)
During the year ended October 31, 2020 certain executives, who were members of the Bank’s Group Executive as at October 31, 2019, left the Bank and therefore, were no longer part of KMP. Compensation for the year ended October 31, 2020, attributable to the former executives, including benefits and share-based payments relating to awards granted in prior years was
$27 million.
(2)	Includes the portion of the annual variable short-term incentive bonus that certain executives elected to receive in the form of DSUs. Refer to Note 20 for further details. Directors receive retainers but do not receive salaries and other short-term employee benefits.
(3)	Directors do not receive post-employment benefits.
Stock options, stock awards and shares held by Key management personnel, Directors and their close family members

	As at
	October 31, 2021 (1)		October 31, 2020 (2)

(Millions of Canadian dollars, except number of units)	No. of units held	Value	No. of units held	Value
Stock options (3)	2,369,659	$81	1,912,482	$15
Other non-option stock based awards (3)	983,004	127	869,756	81
RBC common and preferred shares	183,783	24	206,652	19
	3,536,446	$232	2,988,890	$115

(1)
During the year ended October 31, 2021 certain directors, who were members of the Board of Directors as at October 31, 2020, retired. Total shareholdings held upon their retirement was
21,723 units with a value of $3 million.
(2)
During the year ended October 31, 2020 certain executives, who were members of the Bank’s Group Executive as at October 31, 2019, left the Bank and therefore, were no longer part of KMP. Total shareholdings and options held upon their departure was
1,600,184 units, with a value of $91 million.

(3)	Directors do not receive stock options or any other non-option stock based awards .
Transactions, arrangements and agreements involving Key management personnel, Directors and their close family members
In the normal course of business, we provide certain banking services to KMP, Directors, and their close family members. These transactions were made on substantially the same terms, including interest rates and security, as for comparable transactions with persons of a similar standing and did not involve more than the normal risk of repayment or present other unfavourable features.
As at October 31, 2021, total loans to KMP, Directors and their close family members were $14 million (October 31, 2020 – $6 million). We have no stage 3 allowance or provision for credit losses relating to these loans as at and for the years ended October 31, 2021 and October 31, 2020. No guarantees, pledges or commitments have been given to KMP, Directors or their close family members.
Joint ventures and associates
In the normal course of business, we provide certain banking and financial services to our joint ventures and associates, including loans, interest and non-interest bearing deposits. These transactions meet the definition of related party transactions and were made on substantially the same terms as for comparable transactions with third parties.
As at October 31, 2021, loans to joint ventures and associates were $340 million (October 31, 2020 – $215 million) and deposits from joint ventures and associates were $13 million (October 31, 2020 – $15 million). We have no stage 3 allowance or provision for credit losses relating to loans to joint ventures and associates as at and for the years ended October 31, 2021 and October 31, 2020. $1 million of guarantees have been given to joint ventures and associates for the year ended October 31, 2021 (October 31, 2020 – $1 million).
Other transactions, arrangements or agreements involving joint ventures and associates

	As at or for the year ended

(Millions of Canadian dollars)	October 31 2021	October 31 2020
Commitments and other contingencies	$1,017	$589
Other fees received for services rendered	48	43
Other fees paid for services received	108	117